Form N-1A Cover	Mar. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	NEW YORK LIFE INVESTMENTS ACTIVE ETF TRUST
Entity Central Index Key	0001426439
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Aug. 28, 2024
Supplement to Prospectus [Text Block]

Supplement dated March 31, 2025 (“Supplement”) to the Prospectus and Statement of Additional Information (“SAI”),
Each dated August 28, 2024, as amended February 14, 2025

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and SAI.

The Trust’s Board of Trustees approved a reduction of the Fund’s management fee to 0.35% of the Fund’s average daily net assets.

Effective immediately: